Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-cancellable Capital Expenditure (Details) - Dec. 31, 2022 ¥ in Thousands	CNY (¥)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	¥ 188	$ 27,260